Share-Based Compensation Plans - Restricted Stock Units (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2016 $ / shares shares
Shares (in thousands)
Nonvested balance (shares) | shares	273,000
Granted (shares) | shares	211,300
Forfeited (shares) | shares	(56,400)
Vested (shares) | shares	(131,400)
Nonvested balance (shares) | shares	296,500
Weighted-Average Grant Date Fair Value
Nonvested balance (in dollars per share) | $ / shares	$ 26.16
Granted (in dollars per share) | $ / shares	29.06
Forfeited (in dollars per share) | $ / shares	27.62
Vested (in dollars per share) | $ / shares	26.39
Nonvested balance (in dollars per share) | $ / shares	$ 27.84